May 1, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549


Re:  The Prudential Individual Variable Contract Account
     Registration No.: 33-25434


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Life Insurance Company, on behalf of The Prudential Individual Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                             Respectfully submitted,


                                             /s/ THOMAS C. CASTANO
                                             -----------------------
                                             Thomas C. Castano
                                             Assistant General Counsel
                                             The Prudential Insurance Company
                                              of America